Warrant Liabilities - Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model (Details)	6 Months Ended					12 Months Ended
	Jun. 30, 2025 $ / shares		Jun. 30, 2025 SFr / shares		Jun. 30, 2024	Dec. 31, 2024 $ / shares		Dec. 31, 2024 SFr / shares
Fair value of Warrant Option Pricing model [Line items]
Expected term	6 years 3 months	[1]	6 years 3 months	[1]
Divdend yield	0.00%		0.00%		0.00%
Black-Scholes option-pricing model
Fair value of Warrant Option Pricing model [Line items]
Share price on valuation date | (per share)	$ 19.41		SFr 15.46			$ 17		SFr 15.38
Expected volatility	91.39%	[2]	91.39%	[2]		94.32%	[2]	94.32%	[2]
Expected term	2 years 11 months 15 days	[3]	2 years 11 months 15 days	[3]		3 years 2 months 15 days	[3]	3 years 2 months 15 days	[3]
Risk-free interest rate	3.68%	[4]	3.68%	[4]		4.28%	[4]	4.28%	[4]
Divdend yield	0.00%		0.00%			0.00%		0.00%

[1]	The expected term represents the period that share-based awards are expected to be outstanding.
[2]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
[3]	The expected term represents the period that the Blackrock Warrant is expected to be outstanding.
[4]	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.